Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Series B Preferred Shares [Member]	Common Stock [Member] USD ($)	Additional Paid in Capital [Member] USD ($)	Retained Earnings / Accumulated Deficit [Member] USD ($)
Balance at Dec. 31, 2011	$ 334,200		$ 549	$ 351,856	$ (18,205)
Balance, shares at Dec. 31, 2011			54,869,934
Restricted Stock Units (note 15)	460			460
Shares issued, shares (notes 13, 15)			17,886
Net income for the year	31,928				31,928
Balance at Dec. 31, 2012	366,588		549	352,316	13,723
Balance, shares at Dec. 31, 2012			54,887,820
Restricted Stock Units (note 15)	360			360
Shares issued, shares (notes 13, 15)			32,070
Net income for the year	32,518				32,518
Balance at Dec. 31, 2013	399,466		549	352,676	46,241
Balance, shares at Dec. 31, 2013			54,919,890
Restricted Stock Units (note 15)	177			177
Series B Preferred Shares Issued	35,000			35,000
Shares issued, shares (notes 13, 15)		14,000	27,550
Series B Preferred Shares issue expenses (note 13)	(1,503)			(1,503)
Net income for the year	6,110				6,110
Series B Preferred Shares dividend (note 13)	(1,114)				(1,114)
Balance at Dec. 31, 2014	$ 438,136		$ 549	$ 386,350	$ 51,237
Balance, shares at Dec. 31, 2014		14,000	54,947,440